Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Summary of significant accounting policies [abstract]
Consolidation
a.   Consolidation

These consolidated financial statements incorporate the financial statements of the Company and the entities controlled by the Company (its subsidiaries, including special purpose entities). Control exists when the Company has the power, directly or indirectly, to govern the financial and operating policies of an entity so as to obtain benefits from its activities. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. All intercompany transactions and balances, income and expenses have been eliminated.

The Company applies the acquisition method to account for business combinations. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The Company elects on an acquisition-by-acquisition basis whether to measure non-controlling interest at its fair value, or at its proportionate share of the recognized amount of identifiable net assets. Acquisition-related costs are expensed as incurred. Goodwill is initially measured as the excess of the aggregate of the consideration transferred and the fair value of non-controlling interest over the net identifiable assets acquired and liabilities assumed. If this consideration is negative, a bargain purchase gain is recognized immediately in profit or loss.

Special Purpose Entities (“SPE’s”) as defined by the IASB in SIC 12 Consolidation–Special Purpose Entities are entities which are created to accomplish a narrow and well-defined objective (e.g. to provide services to the operating entity). SPE’s are subject to consolidation when there is an indication that the other entity controls the SPE. The Company has determined that it controls certain SPE’s relating to service companies at its Mexican operations (4246136 Canada Inc., Servicios Especializados en Minas S.A. de C.V., Triturados Mineros del Noroeste S.A. de C.V. and Servicios Generales en Mineria S.A. de C.V.) and the accounts of those SPE’s are consolidated with those of the Company.

Segment reporting
b.   Segment reporting

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Company’s other components.  Determination of operating segments are based on the reports reviewed by the chief operating decision makers that are used to make strategic decisions about resources to be allocated to the segment and performance assessment, and for which discrete financial information is available.  Unallocated items not directly attributable to a segment comprise mainly of corporate assets and head office expenses.

Presentation currency and functional currency
c.   Presentation currency and functional currency

The Company’s presentation currency is the U.S. dollar (“USD”). The functional currency of the Company’s Canadian subsidiaries is the Canadian dollar (“CAD”), and the functional currency of its U.S., Mexican and British Virgin Island’s subsidiaries and SPE’s is the USD. The consolidated financial statements of the Company are translated into the presentation currency. Assets and liabilities have been translated using the exchange rate at period end, and income, expenses and cash flow items are translated using the rate that approximates the exchange rates at the dates of the transactions (the average rate for the period). All resulting exchange differences are recorded in the foreign currency translation reserve.

Foreign currency translations
d.   Foreign currency translations

Transactions in foreign currencies are translated into the entities’ functional currency at the exchange rate at the date of the transactions. Monetary assets and liabilities of the Company’s operations denominated in a currency other than the functional currency are translated at the rate in effect at the statement of financial position date, and non-monetary items at historic exchange rates at each transaction date. Revenue and expense items are translated at average exchange rates of the reporting period. Gains and losses on translation are charged to the statements of loss and comprehensive loss.

Revenue recognition
e.   Revenue recognition

The Company applies the following five-step approach in recognizing revenue from contracts with customers:

•	Identify the enforceable contract with the customer
•	Identify the separate performance obligations in the contract from transferring the distinct good or service
•	Determine the transaction price for consideration of transferring the good or service
•	Allocate the transaction price to the separate performance obligations identified
•	Recognize revenue when each separate performance obligation is satisfied

The Company recognizes revenue through entering into concentrate sales contracts with customers with the performance obligation of delivering its concentrate production in exchange for consideration valued initially under provisional pricing arrangements. Revenue from sales is recorded at the time of delivery based on forward prices for the expected date of final settlement. The final sale prices are determined by quoted market prices in a period subsequent to the date of sale. In these circumstances.

Subsequent variations in metal prices are recognized as embedded derivative pricing adjustments at fair value from contracts with customers.

Defined benefit plans
f.   Defined benefit plans

The cost of defined benefit plans is determined using the projected unit credit method. The related pension liability recognized in the consolidated statement of financial position is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets.

Actuarial valuations for defined benefit plans are carried out annually. The discount rate applied in arriving at the present value of the pension liability represents the yield on high quality corporate bonds denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating the terms of the related pension liability.

Actuarial gains and losses arise from the difference between the actual long-term rate of return on plan assets for a period and the expected long-term rate of return on plan assets for that period, or from changes in actuarial assumptions used to determine the accrued benefit obligation. Actuarial gains and losses arising in the year are recognized in full in the period in which they occur, in other comprehensive income and retained earnings without recycling to the consolidated statement of loss and comprehensive loss in subsequent periods.

Current service cost, the recognized element of any past service cost, interest expense arising on the pension liability and the expected return on plan assets are recognized in the same line items in the consolidated statement of loss and comprehensive loss as the related compensation cost.

The values attributed to plan liabilities are assessed in accordance with the advice of independent qualified actuaries. Service costs arising from plan amendments are recognized immediately.

Share-based payments
g.   Share-based payments

The Company’s stock option plan allows its employees (including directors and officers) and non-employees to acquire shares of the Company. Accordingly, the fair value of the option is either charged to operations or capitalized to exploration or development expenditures, depending on the accounting for the optionee’s other compensation, with a corresponding increase in equity reserve.

The costs of equity-settled transactions with employees are measured by reference to the fair value at the date on which they are granted using the Black-Scholes Option Pricing Model.

The costs of equity-settled transactions are recognized, together with a corresponding increase in equity reserve, over the period in which the performance and/or service conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award (the “vesting date”). The cumulative expense recognized for equity-settled transactions at each reporting date up to the vesting date reflects the Company’s best estimate of the number of equity instruments that will ultimately vest. The charge or credit for a period represents the movement in cumulative expense recognized as at the beginning and end of that period and the corresponding amount is represented in equity reserve. No expense is recognized for awards that do not ultimately vest.

Where the terms of an equity-settled award are modified, the minimum expense recognized is the expense as if the terms had not been modified. An additional expense is recognized for any modification which increases the total fair value of the share-based payment arrangement, or is otherwise beneficial to the employee as measured at the date of modification.

Income taxes
h.   Income taxes

Income tax comprises of current and deferred tax.  Income tax is recognized in the consolidated statement of loss and comprehensive loss except to the extent that it relates to items recognized directly in other comprehensive income (loss) or directly in equity, in which case the income tax is also recognized directly in other comprehensive income (loss) or equity, respectively.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the Company’s subsidiaries operate and generate taxable profit. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It  establishes  provisions  where  appropriate  on  the  basis  of  amounts expected to be paid to the tax authorities.

Deferred income tax is recognized in respect of temporary differences between the carrying amount of assets and liabilities in the consolidated statement of financial position and the corresponding tax bases used in the computation of taxable profit. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted  at the consolidated statement of financial position  date and are expected  to apply  when  the related  deferred  income  tax asset  is realized or the deferred income tax liability is settled.

Deferred income tax assets are recognized for all deductible temporary differences, carry-forward of unused tax credits and unused tax losses to the extent it is probable future taxable profits will be available against which they can be utilized.

The Company did not recognize any deferred income taxes relating to its investments in subsidiaries.

Deferred tax assets and liabilities are offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

Earnings/loss per share
i.   Earnings/loss per share

Basic earnings/loss per share is calculated by dividing the net earnings/loss for the period attributable to equity owners of the Company by the weighted average number of common shares outstanding during the period.

Diluted earnings/loss per share is calculated by adjusting the weighted average number of common shares outstanding for dilutive instruments. The number of shares included with respect to options, warrants and similar instruments is computed using the treasury stock method. The treasury stock method, which assumes that outstanding stock options and warrants with an average exercise price below the market price of the underlying shares, are exercised and the assumed proceeds are used to repurchase common shares of the Company at the average market price of the common shares for the period. The Company’s potentially dilutive common shares comprise stock options granted to employees, and warrants.

Comprehensive income (loss)
j.   Comprehensive income (loss)

Comprehensive income (loss) is the change in the Company’s net assets that results from transactions, events and circumstances from sources other than the Company’s shareholders and includes items that would not normally be included in net earnings such as foreign currency gains or losses related to the Company’s net investment in foreign operations and unrealized gains or losses on available-for-sale securities net of tax. The Company’s comprehensive income (loss), components of other comprehensive income (loss) and cumulative translation adjustments are presented in the consolidated statements of comprehensive income (loss) and the consolidated statements of changes in equity.

Inventories
k.   Inventories

Concentrates, ore stockpile, and spare parts and supplies are valued at the lower of cost and estimated net realizable value. Cost for concentrates and ore stockpile includes all direct costs incurred in production including direct labour and materials, freight, depreciation and amortization and directly attributable overhead costs determined on a weighted average basis for the Mexican operations and first in, first out method for the U.S. operations. Cost for spare parts and supplies are determined using the first in, first out method. Net realizable value is calculated as the estimated price at the time of sale based on prevailing and future metal prices less estimated future production costs to convert inventories into saleable form.

Any write-downs of inventory to net realizable value are recorded as cost of sales. If there is a subsequent increase in the value of inventories, the previous write-downs to net realizable value are reversed to the extent that the related inventory has not been sold.

Ore stockpile represents ore that has been extracted from the mine and is available for further processing. Costs added to ore stockpile are valued based on current mining cost per tonne incurred up to the point of stockpiling the ore and are removed at the average cost per tonne. Ore stockpile is verified by periodic surveys and physical counts.

Materials and supplies inventory are valued at the lower of cost and net realizable value, where cost is determined using the first-in-first-out method. Any provision for obsolescence is determined by reference to specific items of stock. A regular review is undertaken to determine the extent of any provision for obsolescence by comparing those items to their net realizable value.  If carrying value exceeds net realizable value, a write-down is recognized.

Investments
l.   Investments

An associate is an entity over which the Company has significant influence and that is neither a subsidiary nor an interest in a joint venture. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.

Investments in companies over which the Company exercises neither control nor significant influence and are designated as financial asset at fair value through other comprehensive income. Related unrealized gains (losses) are recognized in other comprehensive income (loss), unless the decrease in value is significant or prolonged, in which case, the loss is recorded in the statements of loss and comprehensive loss.

Property, plant and equipment
m.   Property, plant and equipment

(i)            Producing mining interests

Producing mining interests are carried at cost less accumulated depletion and amortization and accumulated impairment losses. Following the completion of commissioning, the costs related to the mining interests are depleted and charged to operations on the unit of production method as a proportion of estimated recoverable mineral reserves.

Completion of the commissioning is deemed to have occurred when major mine and processing plant components are completed, operating results are being achieved consistently for a period of time and that there are indicators that these operational results, including mill capacity and recovery, will be sustainable in the future.

Construction in progress is not depreciated until the assets are ready for their intended use.

(ii)            Non-producing mining interests

The Company follows the method of accounting for its non-producing mining interests whereby all costs, net of incidental revenues, relating to the acquisition, exploration and development are deferred and capitalized by property until the property to which they directly relate is placed into production, sold, discontinued or subject to a condition of impairment.

In the event that a mining interest is placed into production, capitalization of costs ceases, the costs are transferred to producing mining interests and the mining interest is depleted on a unit of production basis. The recoverability of amounts is dependent upon the discovery of economically recoverable mineral reserves, the ability of the Company to finance the development of the properties, and on the future profitable production or proceeds from the disposition thereof.

(iii)            Plant and equipment

Property, plant and equipment are carried at cost less accumulated depreciation and accumulated impairment losses.

When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate assets (major components) of property, plant and equipment.

The cost of replacing a part of an item of property, plant and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within that part will flow to the Company, and its cost can be measured reliably. The carrying amount of the replaced part is derecognized. Repairs and maintenance are charged to the consolidated statement of loss and comprehensive loss during the period in which they are incurred.

Depreciation is recorded over the estimated useful life of the asset as follows:

•	Mining interests – unit of production based upon estimated proven and probable reserves
•	Plant and equipment – 3 – 30 years over straight line basis
•	Corporate office equipment – 3 – 10 years over straight line basis

Residual values, method of amortization and useful lives of the assets are reviewed annually and adjusted if appropriate.

(iv)            Impairment of mining interests

The Company reviews and evaluates the carrying values of its tangible and intangible assets to determine whether there is an indication of impairment. For exploration and evaluation assets, indication includes but is not limited to expiration of the right to explore, substantive expenditure in the specific area is neither budgeted nor planned, and if the entity has decided to discontinue exploration activity in the specific area.

When the carrying value of assets exceeds the recoverable amount, the carrying value of the assets is reduced to the recoverable amount. The recoverable amount takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use of the asset. To achieve this, the recoverable amount is the higher of value in use (being the net present value of expected pre-tax future cash flows of the relevant asset) and fair value less costs to sell the asset.

If, after the Company has previously recognized an impairment loss, circumstances indicate that the recoverable amount of the impaired assets is greater than the carrying amount, the Company reverses the impairment loss by the amount the revised fair value exceeds its carrying amount, to a maximum of the previous impairment loss. In no case shall the revised carrying amount exceed the original carrying amount, after depreciation or amortization, that would have been determined if no impairment loss had been recognized.

Decommissioning provision
n.   Decommissioning provision

The Company recognizes contractual, statutory and legal obligations associated with retirement of mining properties when those obligations result from the acquisition, construction, development or normal operation of the assets. Initially, the decommissioning provision is recognized at its fair value in the period in which it is incurred. Upon initial recognition of the liability, the corresponding decommissioning provision is added to the carrying amount of that asset and the cost is amortized as an expense over the economic life of the related asset. Following the initial recognition of the decommissioning provision, the periodic unwinding of the discount is recognized in the consolidated statement of loss and comprehensive loss and adjusted for changes to the amount or timing of the underlying cash flows to settle the obligation.

Financial instruments
o.   Financial instruments

The Company classifies and measures its financial instruments at fair value, with changes in fair value recognized in profit or loss as they arise. Unless restrictive criteria regarding the objective and contractual cash flows of the instrument are met then classification and measurement are at either amortized cost or fair value through other comprehensive income.

Cash and cash equivalents and trade and other receivables are classified and measured as financial assets at amortized cost. Embedded derivatives arising from subsequent adjustments in provisional sales revenue are classified and measured as financial instruments at fair value through profit or loss. Trade and other payables are classified and measured as financial liabilities at amortized cost. Loans receivable and payable are classified and measured as financial assets at fair value through profit or loss and as financial liabilities at fair value through profit or loss, respectively. Investment in equity instruments are classified and measured as financial assets at fair value through other comprehensive income.

Borrowing costs

p.   Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset are capitalized as part of the cost of that asset and amortized over the expected useful life of that asset. Other borrowing costs not directly attributable to a qualifying asset are expensed in the period incurred.

Provisions
q.   Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) that has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risk specific to the obligation. The increase in the provision due to passage of time is recognized as interest expense.

Related party transactions
r.   Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or common significant influence, and related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related party transactions that are in the normal course of business and have commercial substance are measured at the exchange amount.